Expense Example	Prospectus #1 Parametric Emerging Markets Fund Class A 1 Year	Prospectus #1 Parametric Emerging Markets Fund Class A 3 Years	Prospectus #1 Parametric Emerging Markets Fund Class A 5 Years	Prospectus #1 Parametric Emerging Markets Fund Class A 10 Years	Prospectus #1 Parametric Emerging Markets Fund Class C 1 Year	Prospectus #1 Parametric Emerging Markets Fund Class C 3 Years	Prospectus #1 Parametric Emerging Markets Fund Class C 5 Years	Prospectus #1 Parametric Emerging Markets Fund Class C 10 Years	Prospectus #1 Parametric Emerging Markets Fund Class I 1 Year	Prospectus #1 Parametric Emerging Markets Fund Class I 3 Years	Prospectus #1 Parametric Emerging Markets Fund Class I 5 Years	Prospectus #1 Parametric Emerging Markets Fund Class I 10 Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 1 Year	Prospectus #1 Parametric Emerging Markets Fund Class R6 3 Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 5 Years	Prospectus #1 Parametric Emerging Markets Fund Class R6 10 Years	Prospectus #1 Parametric International Equity Fund Class A 1 Year	Prospectus #1 Parametric International Equity Fund Class A 3 Years	Prospectus #1 Parametric International Equity Fund Class A 5 Years	Prospectus #1 Parametric International Equity Fund Class A 10 Years	Prospectus #1 Parametric International Equity Fund Class I 1 Year	Prospectus #1 Parametric International Equity Fund Class I 3 Years	Prospectus #1 Parametric International Equity Fund Class I 5 Years	Prospectus #1 Parametric International Equity Fund Class I 10 Years	Prospectus #1 Parametric International Equity Fund Class R 1 Year	Prospectus #1 Parametric International Equity Fund Class R 3 Years	Prospectus #1 Parametric International Equity Fund Class R 5 Years	Prospectus #1 Parametric International Equity Fund Class R 10 Years	Prospectus #1 Parametric International Equity Fund Class R6 1 Year	Prospectus #1 Parametric International Equity Fund Class R6 3 Years	Prospectus #1 Parametric International Equity Fund Class R6 5 Years	Prospectus #1 Parametric International Equity Fund Class R6 10 Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I 1 Year	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I 3 Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I 5 Years	Prospectus #2 Parametric Volatility Risk Premium - Defensive Fund Class I 10 Years
USD ($)	684	1,018	1,375	2,377	343	748	1,280	2,550	143	443	766	1,680	135	421	729	1,601	599	769	955	1,490	52	179	317	719	103	337	589	1,311	49	169	300	683	50	157	274	616